Dunham Small Cap Growth Fund
Dunham Small Cap Growth Fund
Investment Objective:
The Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 96 of the Fund's Prospectus and in How to Buy and Sell Shares on page 94 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Small Cap Growth Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Small Cap Growth Fund		Class A	Class C	Class N
Management Fees		0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	1.36%
[1]	Through a commission recapture arrangement a portion of the Fund’s expenses have been reduced. “Other Expenses” does not take into account this expense reduction and are therefore higher than the actual expenses of the Fund. Had the expense reduction been taken into account “Total Annual Fund Operating Expenses” for each class would have been as follows: Class A – 1.60%, Class C – 2.35% and Class N – 1.35%.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,054	1,401	2,376
Class C	239	736	1,260	2,696
Class N	138	431	745	1,635

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in domestic growth-oriented, small-capitalization or “small-cap” common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market using its proprietary stock selection process. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in small cap companies. The Fund defines small capitalization companies as those companies whose market capitalizations are equal to or less than the largest company in the Russell 2000® Index during the most recent 12-month period. For the most recent annual reconstitution published as of June 2017, the market capitalization range of companies in the Russell 2000® Index was approximately $35.1 million to $5.9 billion, which range will vary daily. The Sub-Adviser attempts to invest in companies trading at a discount to their growth rate. In general, the Sub-Adviser buys securities of companies that it identifies as having a product or service with a superior value proposition coupled with a positive business outlook when it believes shares in those companies are attractively priced. The Sub-Adviser sells securities to limit overconcentration in individual stocks, to take advantage of attractive price level valuations and to remove those companies with eroding or less attractive value propositions. The Fund’s Sub-Adviser may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objectives.

The Fund may also engage in securities lending.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, "growth" potential of a company and the potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Capitalization Risk – The Fund's investments in small cap companies carry more risks than investments in larger companies. Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 18.25% (quarter ended September 30, 2009) and the lowest return for a quarter was -24.96% (quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2017
Average Annual Total Returns - Dunham Small Cap Growth Fund		Label	1 Year		5 Years		10 Years	[1]	Life of Fund		Inception Date
Class N		return before taxes	30.03%		15.58%		8.22%		9.00%	[1]	Dec. 10, 2004
Class N | return after taxes on distributions		return after taxes on distributions	24.52%		12.52%		6.68%		7.13%	[1]
Class N | return after taxes on distributions and sale of Fund shares		return after taxes on distributions and sale of Fund shares	19.39%		11.77%		6.32%		6.84%	[1]
Class C		return before taxes	28.75%		14.42%		7.15%		7.93%	[1]	Dec. 10, 2004
Class A		return before taxes	22.29%		13.92%		7.32%		8.24%	[1]	Jan. 03, 2007
Russell 2000 ® Growth Index		Russell 2000® Growth Index	22.17%		15.21%		9.19%
Russell 2000 ® Growth Index - As of December 10, 2004	[1],[2]								9.19%
Russell 2000 ® Growth Index - As of January 3, 2007	[1],[3]								9.02%
Morningstar Small Cap Growth Category		Morningstar Small Cap Growth Category (return before taxes)	21.50%	[4]	13.96%	[4]	8.42%	[4]
Morningstar Small Cap Growth Category - As of December 10, 2004	[1],[2],[4]								8.00%
Morningstar Small Cap Growth Category - As of January 3, 2007	[1],[3],[4]								7.58%
[1]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.
[2]	As of December 10, 2004.
[3]	As of January 3, 2007.
[4]	The Morningstar Small Cap Growth Category is generally representative of mutual funds that primarily invest in small (small capitalization) U.S. companies that are projected to grow faster than other small-cap stocks.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.